RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Short term leases and variable lease payments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Variable lease payments	₽ 9,542	₽ 8,522	₽ 1,934
Short-term leases	195	203	173
Total	₽ 9,737	₽ 8,725	₽ 2,107